Basis of Preparation and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or if shorter, term of lease
Machinery and equipment	3 to 15 years
PP&E are comprised of the following:

	2022
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$34.2	$12.0	$22.2
Buildings including improvements	374.6	235.5	139.1
Machinery and equipment	808.2	598.0	210.2
	$1,217.0	$845.5	$371.5

	2023
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$33.7	$12.0	$21.7
Buildings including improvements	402.2	250.8	151.4
Machinery and equipment	939.6	640.0	299.6
	$1,375.5	$902.8	$472.7
The following table details the changes to the net book value of PP&E for the years indicated:

	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2022	$23.2	$155.5	$160.0	$338.7
Additions	—	16.5	99.7	116.2
Depreciation	—	(22.1)	(47.1)	(69.2)
Accelerated depreciation of assets and other disposals(i)(ii)	—	(10.1)	(2.0)	(12.1)
Foreign exchange and other	(1.0)	(0.7)	(0.4)	(2.1)
Balance — December 31, 2022(iii)	22.2	139.1	210.2	371.5
Additions	—	39.2	151.0	190.2
Depreciation	—	(23.6)	(60.2)	(83.8)
Accelerated depreciation of assets and other disposals (i)	—	(2.8)	(2.5)	(5.3)
Foreign exchange and other	(0.5)	(0.5)	1.1	0.1
Balance — December 31, 2023(iii)	$21.7	$151.4	$299.6	$472.7
(i)    Includes accelerated depreciation of equipment related to disengaged programs in 2022 and 2023 (recorded in each case as restructuring charges), as described in note 15(a).
(ii)    Includes the disposal of a building located in Asia ($8.1, attributable to our CCS segment).
(iii)    Total PP&E amount includes $35.0 of construction in progress at December 31, 2023 (December 31, 2022 — $19.7).

Disclosure of Detailed Information About Intangible Assets	We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years